Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and investments segregated and on deposit for regulatory purposes, resale agreements	$ 19,325	$ 17,899
Securities held to maturity, fair value	18,732	15,539
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation preference	$ 885	$ 0
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	1,487,543,446	1,487,543,446
Treasury stock, shares	210,014,305	216,378,623